UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21901

ALPINE GLOBAL DYNAMIC DIVIDEND FUND

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York 10577

(Address of principal executive offices) (Zip code)

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, New York 10577

(Name and address of agent for service)

Copies of information to:

Rose F. DiMartino, Esq.	Sarah E. Cogan, Esq.
Willkie Farr & Gallagher LLP	Simpson Thacher & Bartlett LLP
787 Seventh Avenue	425 Lexington Ave
New York, NY 10019-6099	New York, NY 10174

Registrant’s telephone number, including area code: 914-251-0880

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

Schedule of Portfolio Investments	Alpine Global Dynamic Dividend Fund
January 31, 2017 (Unaudited)

Shares	Security Description	Value

Common Stocks-106.1%

Aerospace & Defense-1.2%
4,500	Orbital ATK, Inc.	$391,275
8,700	Raytheon Co. (a)	1,254,192
		1,645,467

Air Freight & Logistics-1.1%
8,000	FedEx Corp. (a)	1,512,880

Airlines-2.0%
19,500	Delta Air Lines, Inc.	921,180
51,500	easyJet PLC	615,476
33,400	Japan Airlines Co., Ltd.	1,065,511
		2,602,167

Auto Components-1.5%
13,100	Delphi Automotive PLC	917,786
239,000	GKN PLC	1,032,473
		1,950,259

Banks-9.6%
225,363	Banco Bilbao Vizcaya Argentaria SA	1,526,578
78,000	Bank of America Corp. (a)	1,765,920
19,500	Citigroup, Inc. (a)	1,088,685
51,000	Citizens Financial Group, Inc. (a)	1,844,670
28,200	Hana Financial Group, Inc.	835,978
140,000	Mitsubishi UFJ Financial Group, Inc.	906,261
131,000	Regions Financial Corp. (a)	1,887,710
14,200	The PNC Financial Services Group, Inc. (a)	1,710,532
17,900	Wells Fargo & Co. (a)	1,008,307
		12,574,641

Beverages-0.6%
7,400	Anheuser-Busch InBev NV-SP ADR (a)	771,524

Biotechnology-2.3%
223,500	Merrimack Pharmaceuticals, Inc. (b)	695,085
367,847	PharmAthene, Inc. (a)	1,140,326
6,800	Shire PLC-ADR (a)	1,141,108
		2,976,519

Building Products-0.5%
12,000	Fortune Brands Home & Security, Inc.	661,560

Capital Markets-5.0%
80,000	Ares Capital Corp. (a)	1,352,000
37,500	Azimut Holding SpA	671,989
11,500	Evercore Partners, Inc.-Class A	890,675
157,000	Mediobanca SpA	1,348,225
91,500	OM Asset Management PLC (a)	1,290,150
34,000	The Blackstone Group LP (a)	1,041,420
		6,594,459

Chemicals-1.6%
52,500	Clariant AG (b)	980,976
18,000	Symrise AG	1,081,335
		2,062,311

Commercial Services & Supplies-0.8%
28,500	ISS A/S	1,012,412

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Global Dynamic Dividend Fund
January 31, 2017 (Unaudited)

Communications Equipment-0.9%
22,300	Cisco Systems, Inc. (a)	685,056
113,000	Nokia OYJ	506,231
		1,191,287

Construction & Engineering-3.2%
36,203	Bouygues SA	1,315,275
728,000	China Railway Construction Corp., Ltd.-Class H	1,015,216
104,000	Ferrovial SA	1,880,489
		4,210,980

Consumer Finance-1.4%
12,250	Discover Financial Services	848,680
26,000	Synchrony Financial	931,320
		1,780,000

Diversified Telecommunication Services-2.7%
89,523	Bharti Infratel, Ltd.	386,620
34,000	BT Group PLC-SP ADR	658,240
80,500	Cellnex Telecom SAU (c)	1,143,601
25,000	Ei Towers SpA (b)	1,383,109
		3,571,570

Electric Utilities-1.6%
114,500	Energisa SA	740,175
11,000	NextEra Energy, Inc. (a)	1,360,920
		2,101,095

Electronic Equipment, Instruments & Components-1.2%
20,500	TE Connectivity, Ltd. (a)	1,524,175

Equity Real Estate Investment-8.4%
8,923	American Tower Corp. (a)	923,531
166,500	Colony NorthStar, Inc.-Class A (a)	2,317,680
22,500	Colony Starwood Homes	707,625
29,000	CyrusOne, Inc. (a)	1,396,640
1,350	LaSalle Logiport REIT	1,286,511
89,500	Park Hotels & Resorts, Inc. (a)	2,429,030
466,666	Prologis Property Mexico SA de CV	642,929
17,000	The Geo Group, Inc.	705,840
85,220	Westfield Corp.	568,105
		10,977,891

Food & Staples Retailing-3.0%
20,400	CVS Health Corp. (a)	1,607,724
32,300	Seven & i Holdings Co., Ltd.	1,289,883
29,000	The Kroger Co.	984,840
		3,882,447

Food Products-4.3%
68,500	BRF SA-ADR (a)	967,905
36,000	Mondelez International, Inc.-Class A (a)	1,594,080
22,000	Nestle SA	1,607,397
55,000	Nomad Foods, Ltd. (a)(b)	564,850
11,000	The Kraft Heinz Co.	982,190
		5,716,422

Health Care Equipment & Supplies-1.8%
15,600	Medtronic PLC (a)	1,185,912
10,100	Zimmer Biomet Holdings, Inc. (a)	1,195,133
		2,381,045

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Global Dynamic Dividend Fund
January 31, 2017 (Unaudited)

Health Care Providers & Services-3.1%
8,600	McKesson Corp. (a)	1,196,690
5,300	UnitedHealth Group, Inc.	859,130
17,900	Universal Health Services, Inc.-Class B (a)	2,016,077
		4,071,897

Hotels, Restaurants & Leisure-0.9%
74,000	Melco Crown Entertainment, Ltd.-ADR (a)	1,246,160

Household Durables-3.1%
30,000	Lennar Corp.-Class A (a)	1,339,500
29,000	Newell Brands, Inc. (a)	1,372,570
7,700	Whirlpool Corp. (a)	1,346,653
		4,058,723

Household Products-1.3%
59,000	Svenska Cellulosa AB SCA-B Shares	1,773,959

Independent Power and Renewables-1.6%
27,000	Atlantica Yield PLC	577,800
55,000	NRG Yield, Inc.-Class A (a)	893,750
33,000	Pattern Energy Group, Inc.	651,420
		2,122,970

Insurance-0.8%
6,300	Allianz SE	1,066,373

Internet Software & Services-1.1%
925	Alphabet, Inc.-Class A (b)	758,676
900	Alphabet, Inc.-Class C (b)	717,111
		1,475,787

IT Services-0.8%
20,500	CSRA, Inc.	635,910
8,000	Leidos Holdings, Inc.	386,560
		1,022,470

Life Sciences Tools & Services-1.0%
8,400	Thermo Fisher Scientific, Inc. (a)	1,280,076

Machinery-1.7%
693,650	CRRC Corp., Ltd.-Class H	678,550
8,300	Snap-on, Inc. (a)	1,506,699
		2,185,249

Media-3.9%
15,500	Comcast Corp.-Class A (a)	1,169,010
202,737	NOS SGPS SA	1,140,013
73,500	Tribune Media Co.-Class A (a)	2,119,740
24,000	Twenty-First Century Fox, Inc.-Class A	753,120
		5,181,883

Metals & Mining-1.2%
31,000	Nippon Steel & Sumitomo Metal Corp.	751,320
10,500	Randgold Resources, Ltd.-ADR	891,870
		1,643,190

Multi-Utilities-1.8%
23,400	CMS Energy Corp. (a)	996,840
79,000	Veolia Environnement SA	1,342,741
		2,339,581

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Global Dynamic Dividend Fund
January 31, 2017 (Unaudited)

Multiline Retail-1.0%
17,500	Dollar General Corp. (a)	1,291,850

Oil, Gas & Consumable Fuels-7.2%
17,497	Anadarko Petroleum Corp. (a)	1,216,567
34,500	BP PLC-SP ADR (a)	1,241,310
9,500	Chevron Corp. (a)	1,057,825
31,000	Enbridge, Inc. (a)	1,320,600
7,300	EOG Resources, Inc.	741,534
76,500	Kinder Morgan, Inc. (a)	1,709,010
12,500	Marathon Petroleum Corp.	600,625
22,000	SemGroup Corp.-Class A	873,400
8,300	Tesoro Corp.	671,055
		9,431,926

Paper & Forest Products-1.8%
108,000	Stora Enso OYJ-R Shares	1,226,484
48,000	UPM-Kymmene OYJ	1,088,136

		2,314,620
Personal Products-0.6%
20,000	Unilever NV	807,358

Pharmaceuticals-3.1%
30,500	AstraZeneca PLC-SP ADR	830,515
16,400	Novartis AG-SP ADR (a)	1,212,288
12,500	Novo Nordisk A/S-SP ADR	452,125
25,000	Pfizer, Inc.	793,250
22,300	Teva Pharmaceutical Industries, Ltd.-SP ADR (a)	745,489
		4,033,667

Real Estate Management & Development-1.0%
54,500	Mitsui Fudosan Co., Ltd.	1,262,946

Road & Rail-2.4%
8,700	Canadian Pacific Railway, Ltd. (a)	1,314,918
475,000	Cosan Logistica SA (b)	887,865
389,000	Rumo Logistica Operadora Multimodal SA (b)	925,867
		3,128,650

Semiconductors & Semiconductor Equipment-4.0%
35,000	Applied Materials, Inc. (a)	1,198,750
8,200	Broadcom, Ltd. (a)	1,635,900
44,100	Intel Corp. (a)	1,623,762
18,400	SK Hynix, Inc.	850,254
		5,308,666

Software-1.0%
7,467	Dell Technologies, Inc.-VMware, Inc.-Class V (b)	470,346
12,500	Microsoft Corp.	808,125
		1,278,471

Specialty Retail-2.0%
9,700	Foot Locker, Inc.	664,838
5,200	Shimamura Co., Ltd.	681,144
4,800	The Home Depot, Inc.	660,384
8,600	TJX Cos., Inc. (a)	644,312
		2,650,678

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Global Dynamic Dividend Fund
January 31, 2017 (Unaudited)

Technology, Hardware, Storage & Peripherals-3.2%
17,700	Apple, Inc. (a)	2,147,895
425	Samsung Electronics Co., Ltd.	721,560
16,600	Western Digital Corp. (a)	1,323,518
		4,192,973

Textiles, Apparel & Luxury Goods-0.9%
7,300	Carter’s, Inc.	611,375
11,000	VF Corp.	566,280
		1,177,655

Wireless Telecommunication Services-0.9%
482,000	Vodafone Group PLC	1,178,452
	Total Common Stocks (Cost $127,724,009)	139,227,341

Exchange-Traded Funds-0.5%
10,000	SPDR S&P Biotech Fund	649,000
	Total Exchange-Traded Funds (Cost $649,353)	649,000

Total Investments (Cost $128,373,362) (d) - 106.6%		139,876,341

Liabilities in Excess of Other Assets-(6.6)%		(8,658,211)

TOTAL NET ASSETS 100.0%		$131,218,130

Percentages are stated as a percent of net assets.
(a) All or a portion of the security has been designated as collateral for the line of credit.
(b) Non-income producing security.
(c) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 0.9% of the Fund’s net assets.
(d) See Note 2B for the cost of investments for federal tax purposes.
AB-Aktiebolag is the Swedish equivalent of a corporation.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
A/S-Aktieselskab is the Danish term for a stock-based corporation.
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SCA-Societe en Commandite par actions is the French equivalent of a limited partnership.
SP ADR-Sponsored American Depositary Receipt
SpA-Societa’ Per Azioni is an Italian shared company.

The accompanying notes are an integral part of these financial statements.

Alpine Global Dynamic Dividend Fund

Notes to Schedule of Portfolio Investments

January 31, 2017 (Unaudited)

1. Organization:

Alpine Global Dynamic Dividend Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on May 11, 2006, and had no operating history prior to July 26, 2006. The Board of Trustees (the “Board”) authorized an unlimited number of shares with no par value. The Fund’s primary investment objective is to seek high current dividend income, more than 50% of which qualifies for the reduced Federal income tax rates created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund also focuses on long-term growth of capital as a secondary investment objective.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic (“ASC”) 946 Financial Services - Investment Companies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Fund are valued at their current fair values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Fund’s NAV, equity securities that are traded on a securities exchange in the United States, except for those listed on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (collectively, “NASDAQ”) and option securities are valued at the last reported sale price as of the time of valuation. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Prices (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. Each option security traded on a securities exchange in the United States is valued at the last current reported sales price as of the time of valuation if the last current reported sales price falls within the consolidated bid/ask quote. If the last current reported sale price does not fall within the consolidated bid/ask quote, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NOCP, as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty of the option, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt and short-term securities are valued based on an evaluated bid price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Fund’s NAV is calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and OTC derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s NAV may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Fund may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

For securities valued by the Fund, valuation techniques are used to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The Board of Trustees adopted procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Board of Trustees has established a Valuation Committee which is responsible for: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, reviewing and approving the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the Board of Trustees.

Fair Value Measurement:

In accordance with FASB ASC, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities’ own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1 -	Unadjusted quoted prices in active markets for identical investments.

Level 2 -	Other significant observable inputs (including quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under ASC 820.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2017:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total Value
Common Stocks	$139,227,341	$—	$—	$139,227,341
Exchange-Traded Funds	649,000	—	—	649,000
Total	$139,876,341	$—	$—	$139,876,341

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Liabilities
Forward Currency Contracts	—	(30,032)	—	(30,032)
Total	$—	$(30,032)	$—	$(30,032)

* For detailed industry descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended January 31, 2017, there were no transfers between Level 1, Level 2 and Level 3. The Fund recognizes transfers as of the beginning of the period.

B. Federal and Other Income Taxes:

It is the Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to timely distribute all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake procedural steps to claim the benefits of such treaties. Where available, the Fund will file refund claims for foreign taxes withheld.

As of January 31, 2017, net unrealized appreciation/(depreciation) of investments, excluding foreign currency, based on Federal tax costs was as follows:*

Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
$128,373,362	$18,385,496	$(6,882,517)	$11,502,979

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

C. Distributions to Shareholders:

The Fund intends to make a level distribution each month to its shareholders of the net investment income of the Fund after payment of Fund operating expenses. The level distribution rate may be modified or eliminated by the Board from time to time. If a monthly distribution exceeds the Fund’s monthly estimated investment company taxable income (which may include net short-term capital gain) and net tax-exempt income, the excess could result in a tax-free return of capital distribution from the Fund’s assets. The determination of a tax-free return of capital is made on an annual basis as further described below. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gains, if any, realized during the year. If the total distributions made in any fiscal year exceed annual investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the accumulated investment company taxable income, net tax-exempt income and net capital gain would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). Distributions to shareholders are recorded by the Fund on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

D. Foreign Currency Translation Transactions:

The Fund may invest in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. The Fund does not isolate the portion of each portfolio invested in foreign sceurities of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market process. Such fluctuations are included with net realized and unrealized gain or loss from investments. Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translations gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates. The books and records of the Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translations gains and losses recorded in the Statement of Operations:

i) fair value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market process. Such fluctuations are included with net realized and unrealized gain or loss from investments. Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

E. Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes:

The Fund may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

G. Options:

The Fund may engage in option transactions and in doing so achieve similar objectives to what they would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.

To seek to offset some of the risk of a potential decline in value of certain long positions, the Fund may also purchase put options on individual securities. The Fund may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities in the Fund’s portfolio.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively. There were no options contracts held as of January 31, 2017.

H. Forward Currency Contracts:

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Fund’s forward contracts are not subject to a master netting agreement or similar agreement.

The following forward currency contracts were held as of January 31, 2017:

Description	Counterparty	Settlement Date	Currency	Settlement Value	Current Value	Unrealized Depreciation
Contracts Sold:
Euro	State Street Bank and Trust Company	06/07/17	5,000,000 EUR	$5,399,450	$5,429,482	$(30,032)
					$5,429,482	$(30,032)

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE GLOBAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 27, 2017

By:	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr.
Chief Financial Officer (Principal Financial Officer)

Date:	March 27, 2017